Segment Reporting - Summary of Information about Segment Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Total revenues	$ 1,200,000	$ 987,000	$ 5,045,000	$ 4,454,000
Product COGS	(569,000)	(316,000)	(2,484,000)	(2,023,000)
Other Adjustments	(113,000)	(155,000)	(479,000)	(151,000)
Human capital & technology	(464,000)	(955,000)	(4,222,000)	(3,598,000)
Corporate expenses	(402,000)	(304,000)	(1,323,000)	(1,568,000)
Advertising & marketing	(11,000)	(8,000)	(51,000)	(195,000)
Outside services	(589,000)	(700,000)	(3,133,000)	(2,094,000)
Depreciation	(13,000)	(51,000)	(113,000)	(287,000)
Other SG&A	(259,000)	(45,000)	(799,000)	(492,000)
Interest income	207,000	45,000	782,000	695,000
Income tax expense			(8,000)	(8,000)
Change in fair value of common stock warrant and option liabilities	1,862,000	593,000	(1,474,000)	6,544,000
Other segment items	1,750,000	(39,000)	3,942,000	(6,606,000)
Net income (loss) from continuing operations	$ 2,599,000	$ (947,000)	$ (4,317,000)	$ (5,329,000)